RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS.
Summary of compensation was awarded to key management personnel

(in thousands)	2025	2024

Salaries and short-term employee benefits	$(5,649)	$(4,397)
Share-based compensation	(3,152)	(3,314)
Key management personnel compensation	$(8,801)	$(7,711)